Subsequent Events	5 Months Ended
Dec. 31, 2020
Cik 0001821171_qell acquisition corp Member
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this evaluation, the Company identified the following subsequent events for disclosure in addition to Notes 2.

On January 28, 2021, the Company entered into an Administrative Services Agreement with Holdings, pursuant to which Holdings will provide certain administrative services to the Company and the Company will reimburse Holdings up to $50,000 a month, subject to adjustment in accordance with the terms of the agreement. In connection therewith, the Company terminated the Administrative Services Agreement between the Company and the Sponsor dated October 2, 2020.

On March 30, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Qell DutchCo B.V., a Netherlands limited liability company and wholly owned subsidiary of Sponsor (“Holdco”), Queen Cayman Merger LLC, a Cayman Islands limited liability company (“Merger Sub”), and Lilium GmbH, a German limited liability company ( “Lilium”). In accordance with the terms and subject to the conditions of the Business Combination Agreement, the consideration to be received by the shareholders of Lilium in connection with the transactions contemplated under the Business Combination Agreement shall be an aggregate number of Holdco Ordinary Shares equal to (a) $2,400,000,000, divided by (b) $10.00. Each shareholder of the Company will receive one Holdco Ordinary Share per the Company ordinary share, as set forth above. Cash held in the trust account net of redemptions and the proceeds of the Private Placement (as defined below), less the transaction costs of the Business Combination, will be received by Sponsor and used for general corporate purposes after the Business Combination.

Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (collectively, the “Private Placement Investors”) pursuant to which, among other things, such investors agreed to subscribe for and purchase and Holdco agreed to issue and sell to such investors, 45,000,000 Holdco Ordinary Shares (the “Private Placement Shares”), for an aggregate of $450,000,000 (the “Private Placement”) in proceeds. The closing of the Private Placement is contingent upon, among other things, the substantially concurrent consummation of the Business Combination and related transactions.